Intangible Assets - Schedule of Amortization Expenses (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Directly identifiable as BIGtoken's	$ 524,000	$ 348,000
Allocated from SRAX, Inc.	349,000	510,000
Amortization expense	$ 873,000	$ 858,000